THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, NY 10036

November 18, 2013

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Attn:	Patrick F. Scott

Re:	The Universal Institutional Funds, Inc.
Securities Act File No. 333-
Registration Statement on Form N-14

Dear Mr. Scott:

On behalf of The Universal Institutional Funds, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to proposed Agreements and Plans of Reorganization, pursuant to which substantially all of the assets and liabilities of the Global Infrastructure Portfolio, a series of Morgan Stanley Select Dimensions Investment Series, and the Global Infrastructure Portfolio, a series of Morgan Stanley Variable Investment Series, will be transferred to the Global Infrastructure Portfolio, a series of the Registrant (the “UIF Global Infrastructure Portfolio”), in exchange for shares of common stock of the UIF Global Infrastructure Portfolio.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8599 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu